Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Taxes [Line Items]
Changes that directly affected the Income tax expense	¥ 9,102	¥ (112,781)	¥ 1,897
Others	1,650	14,359	46,732
Net operating loss carryforwards	723,000
Unrecognized tax benefits, that would affect effective tax rate	2,345	1,867	1,300
Unrecognized tax benefits, interest and penalties	¥ 888	¥ 675	¥ 506
Japan
Income Taxes [Line Items]
Open tax year	2009
United States of America
Income Taxes [Line Items]
Open tax year	2002
United Kingdom
Income Taxes [Line Items]
Open tax year	2015
Mizuho Securities Company Limited | Restructuring Charges | Minimum
Income Taxes [Line Items]
Operating loss carryforwards, expiration date	Mar. 31, 2026
Mizuho Securities Company Limited | Organizational Restructuring
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 362,000
Mizuho Securities Company Limited | Japan
Income Taxes [Line Items]
Operating loss carryforwards, expiration date	Mar. 31, 2026